Loans Receivable and Allowance for Loan Losses - Summary of Loans by Segments (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 781,525	$ 642,509
Loans in process		(533)
Net purchase premiums, discounts, and deferred loan costs	3,064	2,583
Loan in process and unamortized yield adjustments	3,064	2,050
Total Loans, Net	784,589	644,559
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	771,317	632,160
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	617,694	557,301
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	56,244	35,410
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	97,379	38,838
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		611
Commercial Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	201
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,007	10,349
Consumer [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	6,173	7,121
Consumer [Member] | Passbook or Certificate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	600	602
Consumer [Member] | Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,164	2,556
Consumer [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 70	$ 70